Shareholders' equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Authorized shares of common stock (shares)	3,500,000,000			3,500,000,000
Common stock, par value (usd per share)	$ 0.01			$ 0.01
Common stock, shares, outstanding (shares)	804,145,366
Authorized amount of shares to repurchase		$ 6,000	$ 625
Increase in common stock dividend percentage	10.00%
Treasury stock acquired (shares)	89,700,000
Treasury stock acquired, average cost per share (usd per share)	$ 50.91
Shares repurchased during period, value	$ 4,600
Stock repurchase program, remaining authorized repurchase amount	$ 2,750
Preferred stock, shares authorized (shares)	100,000,000			100,000,000
Preferred stock, par value (usd per share)	$ 0.01			$ 0.01
Temporary equity	$ 161			$ 176